Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021	[1]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 5,882		$ 5,940
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 3,232
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		1,380
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		832
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		133
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 241

[1]	Amounts have been reclassified to reflect the current presentation.